UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
 (Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White, Jr.
Dechert LLP	Thomas White International, Ltd.
1900 K Street NW	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028
       (Name and address of agent for service)

(312) 663-8300
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Thomas White International Fund
	Investment Portfolio (Unaudited)		January 31, 2017

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (96.6%)
	AUSTRALIA (5.6%)
	BHP Billiton Ltd +	Materials	597,000	$12,314,677
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	69,800	5,964,072
	Newcrest Mining Limited +	Materials	250,200	4,134,829
	Orica Limited +	Materials	582,000	8,290,602
				30,704,180

	BELGIUM (1.2%)
	KBC Group NV+	Banks	98,100	6,374,444

	CANADA (4.8%)
	Canadian National Railway Company *	Transportation	92,700	6,442,873
	Potash Corporation of Saskatchewan Inc. *	Materials	367,200	6,831,825
	Royal Bank of Canada *	Banks	110,400	7,937,770
	Suncor Energy, Inc. *	Energy	164,700	5,108,390
				26,320,858

	CHINA (5.3%)
	Alibaba Group Holding Ltd. ADR *#	Software & Services	77,500	7,851,525
	Anhui Conch Cement Company Limited - H Shares +	Materials	1,282,500	4,126,537
	Baidu, Inc. ADR *	Software & Services	37,700	6,600,139
	China Biologic Products Inc. *	Pharmaceuticals, Biotechnology & Life Sciences	29,100	3,315,654
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	1,383,000	7,103,907
				28,997,762

	DENMARK (3.1%)
	Danske Bank A/S +	Banks	188,500	6,290,250
	PANDORA A/S +	Consumer Durables & Apparel	80,300	10,537,734
				16,827,984

	FINLAND (1.8%)
	Huhtamaki OYJ +	Materials	101,100	3,720,073
	Sampo Oyj - A Shares +	Insurance	133,600	6,210,453
				9,930,526

	FRANCE (6.1%)
	Airbus Group SE +	Capital Goods	96,300	6,539,472
	Christian Dior SA +	Consumer Durables & Apparel	26,050	5,600,301
	Compagnie Generale des Etablissements Michelin +	Automobiles & Components	38,300	4,117,604
	Eiffage +	Capital Goods	54,800	3,940,782
	Safran SA +	Capital Goods	84,100	5,705,606
	Total SA +	Energy	142,800	7,234,882
				33,138,647

	GERMANY (4.1%)
	Bayerische Motoren Werke Aktiengesellschaft +	Automobiles & Components	55,700	5,045,202
	Continental Aktiengesellschaft +	Automobiles & Components	21,300	4,144,391
	Linde AG +	Materials	25,000	4,061,168
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	50,600	9,492,050
				22,742,811

	HONG KONG (3.2%)
	AIA Group Limited +	Insurance	754,000	4,670,508
	Hang Lung Properties Ltd. +	Real Estate	1,866,000	4,576,502
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	2,338,000	8,074,688
				17,321,698

	INDIA (4.5%)
	Axis Bank Limited +	Banks	912,500	6,312,315
	Infosys Limited ADR #	Software & Services	611,600	8,421,732
	Tata Motors Limited +	Automobiles & Components	728,700	5,683,632
	Torrent Pharmaceuticals Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	221,000	4,233,566
				24,651,245

	INDONESIA (1.9%)
	PT Bank Central Asia Tbk +	Banks	5,509,400	6,341,319
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	13,292,200	3,891,526
				10,232,845

	IRELAND (0.9%)
	CRH PLC+	Materials	146,300	5,113,910

ISRAEL (0.9%)
Elbit Systems Ltd.+	Capital Goods	43,100	4,748,834

JAPAN (17.4%)
FANUC Corporation +	Capital Goods	29,800	5,831,650
HONDA MOTOR CO., LTD. +	Automobiles & Components	174,900	5,221,683
Hoya Corp +	Technology Hardware & Equipment	167,800	7,291,561
Japan Tobacco Inc. +	Food, Beverage & Tobacco	165,300	5,322,733
Kansai Paint Co., Ltd. +	Materials	415,200	8,050,953
Nissan Motor Co., Ltd. +	Automobiles & Components	561,300	5,545,674
Nitori Holdings Co., Ltd. +	Retailing	35,700	3,988,245
Nomura Holdings, Inc. +	Diversified Financials	1,600,900	9,932,247
ORIX Corporation +	Diversified Financials	347,200	5,220,712
Rakuten Inc +	Retailing	371,100	3,697,485
Shionogi & Co., Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	70,500	3,411,223
SoftBank Corp. +	Telecommunication Services	143,200	10,960,249
Sundrug Co., Ltd. +	Food & Staples Retailing	96,800	6,673,538
TDK CORPORATION +	Technology Hardware & Equipment	62,700	4,497,199
Tokio Marine Holdings, Inc. +	Insurance	122,100	5,093,653
West Japan Railway Company +	Transportation	65,800	4,280,976
			95,019,781

MALAYSIA (0.8%)
CIMB Group Holdings Berhad+	Banks	3,825,000	4,292,115

MEXICO (2.0%)
Cemex SAB de CV *	Materials	6,607,800	6,106,040
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	986,700	4,729,214
			10,835,254

NETHERLANDS (5.7%)
ING Groep N.V. +	Banks	683,700	9,811,911
Koninklijke DSM N.V. +	Materials	89,000	5,680,892
Koninklijke Philips NV +	Capital Goods	185,000	5,432,482
Royal Dutch Shell PLC - B Shares +	Energy	361,300	10,231,324
			31,156,609

PANAMA (0.6%)
Banco Latinoamericano de Comercio Exterior, S.A. - E Shares	Banks	116,400	3,166,080

PERU (0.6%)
Credicorp Ltd.	Banks	20,500	3,355,440

RUSSIA (1.1%)
LUKOIL PJSC ADR+	Energy	102,900	5,792,426

SOUTH AFRICA (1.5%)
Mondi Ltd +	Materials	196,100	4,323,182
Sibanye Gold Limited +	Materials	1,701,000	3,835,813
			8,158,995

SOUTH KOREA (4.0%)
Coway Co., Ltd. +	Consumer Durables & Apparel	80,211	6,043,904
LG Household & Health Care Ltd. +	Household & Personal Products	6,300	4,762,312
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	6,575	11,157,590
			21,963,806

SPAIN (1.1%)
Banco Bilbao Vizcaya Argentaria, S.A.+	Banks	889,900	6,061,337

SWEDEN (3.4%)
Hexagon AB - B Shares +	Technology Hardware & Equipment	145,300	5,772,092
Nordea Bank AB +	Banks	634,000	7,672,598
Swedish Match AB +	Food, Beverage & Tobacco	164,600	5,369,673
			18,814,363

SWITZERLAND (1.2%)
Roche Holding AG+	Pharmaceuticals, Biotechnology & Life Sciences	27,200	6,410,118

TAIWAN (2.5%)
Pegatron Corporation +	Technology Hardware & Equipment	2,604,000	6,270,242
Taiwan Semiconductor Manufacturing Company Ltd. ADR	Semiconductors & Semiconductor Equipment	247,400	7,647,134
			13,917,376

THAILAND (0.8%)
Airports of Thailand Public Company Ltd.+	Transportation	395,800	4,661,240

TURKEY (0.8%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	674,300	4,654,011

UNITED KINGDOM (9.7%)
BP p.l.c. +	Energy	1,341,500	8,035,136
British American Tobacco p.l.c. +	Food, Beverage & Tobacco	95,000	5,857,385
Experian PLC +	Commercial & Professional Services	367,900	7,085,302
Provident Financial plc +	Diversified Financials	149,500	5,135,022
RELX NV +	Media	362,204	6,113,860
Shire+	Pharmaceuticals, Biotechnology & Life Sciences	63,700	3,567,992
Smith & Nephew PLC +	Health Care Equipment & Services	375,300	5,608,777
Taylor Wimpey plc +	Consumer Durables & Apparel	2,752,300	5,801,328
Unilever NV +	Household & Personal Products	140,400	5,676,247
			52,881,049

Total Common Stocks	(Cost $490,134,802)		528,245,744

PREFERRED STOCKS (2.5%)
BRAZIL (1.5%)
Itau Unibanco Holding S.A.	Banks	708,360	8,371,466

GERMANY (1.0%)
Henkel AG & Co. KGaA+	Household & Personal Products	42,800	5,221,410

Total Preferred Stocks	(Cost $10,351,907)		13,592,876

HELD AS COLLATERAL FOR SECURITIES LENDING (1.4%)

U.S. GOVERNMENT OBLIGATIONS (1.4%)
UNITED STATES TREASURIES (1.4%)
U.S. Treasury Notes:		Principal Amount
2.750% due 02/28/2018		$11,073	$11,073
0.625% due 06/30/2018		173,829	173,829
1.125% due 01/15/2019		80,849	80,849
2.750% due 02/15/2019		34,947	34,947
1.375% due 02/28/2019		344,684	344,684
1.625% due 04/30/2019		17,259	17,259
0.875% due 05/15/2019		61,789	61,789
1.000% due 09/30/2019		11,867	11,867
1.500% due 11/30/2019		17,571	17,571
1.125% due 04/30/2020		91,854	91,854
3.500% due 05/15/2020		113,900	113,900
1.625% due 07/31/2020		262,013	262,013
1.625% due 11/30/2020		8,148	8,148
1.750% due 12/31/2020		102,118	102,118
3.625% due 02/15/2021		10,160	10,160
1.375% due 04/30/2021		20,133	20,133
1.125% due 06/30/2021		112,488	112,488
2.125% due 09/30/2021		85,098	85,098
2.000% due 10/31/2021		128,828	128,828
2.125% due 12/31/2021		58,888	58,888
1.875% due 10/31/2022		142,106	142,106
1.750% due 01/31/2023		25,638	25,638
2.000% due 02/15/2023		87,137	87,137
1.500% due 02/28/2023		335,924	335,924
2.500% due 08/15/2023		628,434	628,434
1.375% due 09/30/2023		55,474	55,474
2.750% due 02/15/2024		62,801	62,801
2.500% due 05/15/2024		15,449	15,449
2.375% due 08/15/2024		485,024	485,024
2.000% due 08/15/2025		229,863	229,863
2.250% due 11/15/2025		80,708	80,708
1.625% due 05/15/2026		27,230	27,230
			3,923,284

U.S. TIPS:
2.389% due 01/15/2019		173,661	173,661
0.129% due 04/15/2019		298,265	298,265
2.120% due 07/15/2019		176,219	176,219
0.129% due 04/15/2020		58,078	58,078
0.127% due 04/15/2021		9,023	9,023
0.669% due 07/15/2021		19,500	19,500
0.131% due 07/15/2022		371,637	371,637
0.255% due 01/15/2025		364,375	364,375
2.342% due 02/15/2041		113,337	113,337
			1,584,095

	U.S. Treasury Bonds:
	8.125% due 08/15/2019		66,021	66,021
	3.125% due 05/15/2021		25,932	25,932
	1.750% due 04/30/2022		172,223	172,223
	2.000% due 02/15/2025		8,242	8,242
	2.125% due 05/15/2025		226,054	226,054
	1.625% due 02/15/2026		155,057	155,057
	5.250% due 02/15/2029		60,661	60,661
	5.375% due 02/15/2031		210,214	210,214
	3.125% due 02/15/2043		239,737	239,737
	3.625% due 02/15/2044		5,901	5,901
	3.000% due 05/15/2045		302,369	302,369
	3.000% due 11/15/2045		294,630	294,630
	2.500% due 02/15/2046		131,269	131,269
	2.500% due 05/15/2046		20,846	20,846
				1,919,156

	Total U.S. Government Obligations	(Cost $7,426,535)		7,426,535

	SHORT TERM INVESTMENTS (0.0%)
	UNITED STATES TREASURIES (0.0%)
	U.S. Treasury Bill:		Principal Amount
	0.000% due 04/13/2017		$40,717	$40,717

	U.S. Treasury Notes:
	0.133% due 04/15/2017		141,810	141,810

	U.S. TIPS:
	0.625% due 08/31/2017		21,738	21,738

	Total Short Term Investments	(Cost $204,265)		204,265

	Total held as collateral for securities lending	(Cost $7,630,800)		$7,630,800

Total Investments	100.5%	(Cost $508,117,509)		$549,469,420
Other Assets, Less Liabilities	(0.5)%			(2,456,493)
Total Net Assets:	100.0%			$547,012,927

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2017
+	Fair Valued Security
ADR -	American Depositary Receipt
Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows^:

Cost of Investments	$ 508,117,509
Gross unrealized appreciation	58,422,837
Gross unrealized depreciation	(17,070,926)
Net unrealized appreciation	$ 41,351,911

^ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report

Summary of Fair Value Exposure at January 31, 2017 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2017 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2017, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$30,704,180	$–	$30,704,180
Belgium	–	6,374,444	–	6,374,444
Canada	26,320,858	–	–	26,320,858
China	17,767,318	11,230,444	–	28,997,762
Denmark	–	16,827,984	–	16,827,984
Finland	–	9,930,526	–	9,930,526
France	–	33,138,647	–	33,138,647
Germany	–	22,742,811	–	22,742,811
Hong Kong	–	17,321,698	–	17,321,698
India	8,421,732	16,229,513	–	24,651,245
Indonesia	–	10,232,845	–	10,232,845
Ireland	–	5,113,910	–	5,113,910
Israel	–	4,748,834	–	4,748,834
Japan	–	95,019,781	–	95,019,781
Malaysia	–	4,292,115	–	4,292,115
Mexico	10,835,254	–	–	10,835,254
Netherlands	–	31,156,609	–	31,156,609
Panama	3,166,080	–	–	3,166,080
Peru	3,355,440	–	–	3,355,440
Russia	–	5,792,426	–	5,792,426
South Africa	–	8,158,995	–	8,158,995
South Korea	–	21,963,806	–	21,963,806
Spain	–	6,061,337	–	6,061,337
Sweden	–	18,814,363	–	18,814,363
Switzerland	–	6,410,118	–	6,410,118
Taiwan	7,647,134	6,270,242	–	13,917,376
Thailand	–	4,661,240	–	4,661,240
Turkey	–	4,654,011	–	4,654,011
United Kingdom	–	52,881,049	–	49,313,057
Total Common Stocks	$77,513,816	$450,731,928	$–	$528,245,744

Preferred Stocks
Brazil	$8,371,466	$–	$–	$8,371,466
Germany	–	5,221,410	–	5,221,410
Total Preferred Stocks	$8,371,466	$5,221,410	$–	$13,592,876

U.S Government Obligations	$–	$7,426,535	$–	$7,426,535
Short Term Investments	$–	$204,265	$–	$204,265
Total Investments	$85,885,282	$463,584,138	$–	$549,469,420

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. In addition, no transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Thomas White Emerging Markets Fund
Investment Portfolio (Unaudited)			January 31, 2017

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (97.6%)
	BRAZIL (6.5%)
	BB Seguridade Participacoes S.A.	Insurance	93,700	$829,922
	Cielo SA	Software & Services	126,000	1,059,230
	Hypermarcas S.A.	Household & Personal Products	140,500	1,246,224
	JBS SA	Food, Beverage & Tobacco	271,000	1,023,420
	Ultrapar Participacoes S.A.	Energy	40,800	856,630
				5,015,426

	CHILE (0.6%)
	Banco de Chile	Banks	3,665,560	437,330

	CHINA (21.6%)
	Alibaba Group Holding Ltd. ADR *#	Software & Services	25,200	2,553,012
	Anhui Conch Cement Company Limited - H Shares +	Materials	374,500	1,204,981
	Baidu, Inc. ADR *	Software & Services	9,000	1,575,630
	China Biologic Products Inc. *#	Pharmaceuticals, Biotechnology & Life Sciences	11,650	1,327,401
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	1,822,000	1,458,017
	Chongqing Rural Commercial Bank Co., Ltd. - H Shares +	Banks	1,378,000	840,936
	Hollysys Automation Technologies Ltd.	Technology Hardware & Equipment	63,100	1,066,390
	NetEase, Inc. ADR	Software & Services	6,400	1,624,960
	PICC Property and Casualty Company Limited - H Shares +	Insurance	382,100	578,739
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	271,700	1,395,612
	Sinopharm Group Co. Ltd. - H Shares +	Health Care Equipment & Services	208,800	953,662
	Tencent Holdings Limited +	Software & Services	80,000	2,087,367
				16,666,707

	HONG KONG (11.4%)
	AIA Group Limited +	Insurance	194,900	1,207,270
	Beijing Enterprises Holdings Limited +	Capital Goods	243,900	1,210,766
	China Overseas Land & Investment Limited +	Real Estate	338,000	997,664
	China State Construction International Holdings Limited+	Capital Goods	702,000	1,136,179
	Guangdong Investment Limited +	Utilities	1,084,500	1,342,434
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	577,000	1,016,365
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	541,400	1,869,819
				8,780,497

	INDIA (8.9%)
	Axis Bank Limited +	Banks	103,800	718,047
	Dr. Reddy's Laboratories Limited +	Pharmaceuticals, Biotechnology & Life Sciences	13,000	579,438
	Hero MotoCorp Ltd. +	Automobiles & Components	16,600	775,081
	Infosys Limited +	Software & Services	92,300	1,268,330
	Mahindra & Mahindra Ltd. GDR +	Automobiles & Components	46,549	865,402
	NTPC Limited +	Utilities	350,300	893,352
	Reliance Industries Ltd. +	Energy	44,300	684,809
	Tata Motors Limited +	Automobiles & Components	144,468	1,126,809
				6,911,268

	INDONESIA (5.0%)
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	2,048,100	874,420
	PT Gudang Garam Tbk +	Food, Beverage & Tobacco	228,600	1,058,624
	PT Matahari Department Store Tbk +	Retailing	841,600	930,541
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	3,486,200	1,020,646
				3,884,231

	MALAYSIA (0.7%)
	Astro Malaysia Holdings Bhd+	Media	910,000	557,406

	MEXICO (4.3%)
	Cemex SAB de CV *	Materials	913,100	843,764
	Gentera S.A.B. de C.V.	Diversified Financials	394,100	575,460
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	309,900	1,485,338
	Grupo Sanborns S.A.B. de C.V.	Retailing	442,100	440,966
				3,345,528

	PANAMA (1.8%)
	Banco Latinoamericano de Comercio Exterior, S.A. - E Shares	Banks	50,400	1,370,880

	PHILIPPINES (1.3%)
	Metropolitan Bank & Trust Company+	Banks	604,400	987,251

	POLAND (1.1%)
	Powszechny Zaklad Ubezpieczen SA+	Insurance	96,900	854,852

	RUSSIA (3.3%)
	LUKOIL PJSC ADR +	Energy	32,000	1,801,337
	Magnit OJSC GDR +	Food & Staples Retailing	20,600	756,609
				2,557,946

	SOUTH AFRICA (7.0%)
	Remgro Limited +	Diversified Financials	124,520	2,082,676
	Sasol Ltd +	Energy	40,900	1,218,561
	Sibanye Gold Limited +	Materials	456,500	1,029,423
	Steinhoff International Holdings N.V. +	Consumer Durables & Apparel	226,877	1,092,119
				5,422,779

	SOUTH KOREA (9.9%)
	Coway Co., Ltd. +	Consumer Durables & Apparel	16,300	1,228,206
	LG Display Co., Ltd. +	Technology Hardware & Equipment	57,500	1,513,216
	LG Household & Health Care Ltd. +	Household & Personal Products	900	680,330
	NAVER Corporation +	Software & Services	1,063	693,855
	Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	1,460	2,477,579
	SK Telecom Co., Ltd. +	Telecommunication Services	5,400	1,037,232
				7,630,418

	TAIWAN (6.5%)
	Catcher Technology Co., Ltd +	Technology Hardware & Equipment	114,000	932,287
	Pegatron Corporation +	Technology Hardware & Equipment	369,200	889,007
	Taiwan Semiconductor Manufacturing Company Ltd. +	Semiconductors & Semiconductor Equipment	539,400	3,214,662
				5,035,956

	THAILAND (3.7%)
	PTT Exploration and Production Public Company Limited +	Energy	754,700	2,085,857
	Thai Union Group Public Company Limited +	Food, Beverage & Tobacco	1,338,600	790,512
				2,876,369

	TURKEY (3.0%)
	TAV Havalimanlari Holding AS +	Transportation	165,400	680,740
	Tofas Turk Otomobil Fabrikasi A.S. +	Automobiles & Components	107,000	738,513
	Turkiye Garanti Bankasi A.S. +	Banks	392,600	865,401
				2,284,654

	UNITED ARAB EMIRATES (1.0%)
	Abu Dhabi Commercial Bank P.J.S.C.+	Banks	382,000	741,262

	Total Common Stocks	(Cost $71,967,899)		75,360,760

	PREFERRED STOCKS (1.2%)
	BRAZIL (1.2%)
	Itau Unibanco Holding S.A.	Banks	80,949	956,663

	Total Preferred Stocks	(Cost $907,152)		956,663

	SHORT TERM INVESTMENTS (0.9%)
	MONEY MARKET FUND (0.9%)
	Northern Institutional Treasury Portfolio - Shares Class, 0.41% (a)		676,880	676,880

	Total Short Term Investments	(Cost $676,880)		676,880

HELD AS COLLATERAL FOR SECURITIES LENDING (2.1%)

	U.S. GOVERNMENT OBLIGATIONS (1.9%)
	UNITED STATES TREASURIES (1.9%)
	U.S. Treasury Notes:		Principal Amount
	0.625% due 06/30/2018		$49,425	$49,425
	1.125% due 01/15/2019		22,988	22,988
	1.375% due 02/28/2019		98,004	98,004
	0.875% due 05/15/2019		17,568	17,568
	3.500% due 05/15/2020		32,385	32,385
	1.625% due 07/31/2020		74,498	74,498
	1.625% due 11/30/2020		2,317	2,317
	1.750% due 12/31/2020		29,035	29,035
	3.625% due 02/15/2021		2,889	2,889
	1.125% due 06/30/2021		31,984	31,984
	2.125% due 12/31/2021		16,744	16,744
	1.750% due 01/31/2023		7,289	7,289
	1.500% due 02/28/2023		95,513	95,513
	1.375% due 09/30/2023		15,773	15,773
	2.500% due 05/15/2024		4,392	4,392
	2.375% due 08/15/2024		16,817	16,817
	2.250% due 11/15/2025		12,959	12,959
	1.625% due 05/15/2026		7,742	7,742
				538,322

	U.S. TIPS:
	2.389% due 01/15/2019		49,377	49,377
	0.129% due 04/15/2019		84,806	84,806
	2.120% due 07/15/2019		50,104	50,104
	0.129% due 04/15/2020		16,513	16,513
	0.127% due 04/15/2021		2,566	2,566
	0.669% due 07/15/2021		5,544	5,544
	0.131% due 07/15/2022		105,667	105,667
	0.255% due 01/15/2025		103,603	103,603
	2.342% due 02/15/2041		32,225	32,225
				450,405

	U.S. Treasury Bonds:
	8.125% due 08/15/2019		18,772	18,772
	3.125% due 05/15/2021		7,373	7,373
	1.750% due 04/30/2022		48,968	48,968
	1.625% due 02/15/2026		35,070	35,070
	5.250% due 02/15/2029		17,248	17,248
	5.375% due 02/15/2031		59,770	59,770
	3.125% due 02/15/2043		68,164	68,164
	3.625% due 02/15/2044		1,678	1,678
	3.000% due 05/15/2045		85,972	85,972
	3.000% due 11/15/2045		83,772	83,772
	2.500% due 02/15/2046		37,323	37,323
	2.500% due 05/15/2046		5,927	5,927
				470,037

	Total U.S. Government Obligations	(Cost $1,458,764)		1,458,764

	SHORT TERM INVESTMENTS (0.2%)
	MONEY MARKET FUND (0.1%)
	Northern Institutional Liquid Assets Portfolio, 0.58% (a)		81,025	81,025

	UNITED STATES TREASURIES (0.1%)
	U.S. Treasury Bill:		Principal Amount
	0.000% due 04/13/2017		$11,577	$11,577

	U.S. Treasury Notes:
	0.625% due 08/31/2017		40,321	40,321

	U.S. TIPS:
	0.133% due 04/15/2017		6,181	6,181

	Total Short Term Investments	(Cost $139,104)		139,104

	Total held as collateral for securities lending	(Cost $1,597,868)		$1,597,868

Total Investments	101.8%	(Cost $75,149,799)		$78,592,171
Other Assets, Less Liabilities	(1.8)%			(1,415,060)
Total Net Assets:	100.0%			$77,177,111

*	Non-Income Producing Securities
#	All or a portion of securities on loan at January 31, 2017
+	Fair Valued Security
(a)	7-day yield
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows^:

Cost of Investments	$ 75,149,799
Gross unrealized appreciation	9,174,706
Gross unrealized depreciation	(5,732,334)
Net unrealized appreciation	$ 3,442,372

^ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2017 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2017 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2017, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,015,426	$–	$–	$5,015,426
Chile	437,330	–	–	437,330
China	8,147,393	8,519,314	–	16,666,707
Hong Kong	–	8,780,497	–	7,644,318
India	–	6,911,268	–	6,911,268
Indonesia	–	3,884,231	–	3,884,231
Malaysia	–	557,406	–	557,406
Mexico	3,345,528	–	–	3,345,528
Panama	1,370,880	–	–	1,370,880
Philippines	–	987,251	–	987,251
Poland	–	854,852	–	854,852
Russia	–	2,557,946	–	2,557,946
South Africa	–	5,422,779	–	5,422,779
South Korea	–	7,630,418	–	7,630,418
Taiwan	–	5,035,956	–	5,035,956
Thailand	–	2,876,369	–	2,876,369
Turkey	–	2,284,654	–	2,284,654
United Arab Emirates	–	741,262	–	741,262
Total Common Stocks	$18,316,557	$57,044,203	$–	$75,360,760

Preferred Stocks
Brazil	$956,663	$–	$–	$956,663
Total Preferred Stocks	$956,663	$–	$–	$956,663

U.S. Government Obligations	$–	$1,458,764	$–	$1,458,764
Short Term Investments	$757,905	$58,079	$–	$815,984
Total Investments	$20,031,125	$58,561,046	$–	$78,592,171

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. In addition, no transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)		January 31, 2017

Industry	Issue	Shares	Value
	COMMON STOCKS (98.5%)
	AUTOMOBILES & COMPONENTS (1.7%)
	BorgWarner, Inc.	12,000	$489,960
	Thor Industries, Inc.	1,800	186,300
			676,260

	BANKS (3.9%)
	Associated Banc-Corp	20,400	516,120
	Citizens Financial Group, Inc.	15,100	546,167
	Regions Financial Corporation	37,100	534,611
			1,596,898

	CAPITAL GOODS (8.0%)
	Carlisle Companies Incorporated	3,530	385,158
	Chicago Bridge & Iron Company N.V.	9,855	327,285
	Huntington Ingalls Industries, Inc.	4,140	802,994
	Orbital ATK, Inc.	6,600	573,870
	Sensata Technologies Holding N.V. *	9,704	407,083
	Spirit AeroSystems Holdings, Inc. - Class A	12,600	756,630
			3,253,020

	COMMERCIAL & PROFESSIONAL SERVICES (1.5%)
	Republic Services, Inc.	4,000	229,520
	Stericycle, Inc. *	5,061	390,406
			619,926

	CONSUMER DURABLES & APPAREL (5.2%)
	Lennar Corporation - Class A	11,650	520,172
	NVR, Inc. *	325	603,850
	Pandora A/S ADR	17,800	582,060
	Polaris Industries Inc.	4,900	411,943
			2,118,025

	CONSUMER SERVICES (3.8%)
	Aramark	11,987	405,640
	The Cheesecake Factory Incorporated	7,400	445,924
	Royal Caribbean Cruises Ltd.	7,400	692,862
			1,544,426

	DIVERSIFIED FINANCIALS (2.1%)
	Intercontinental Exchange, Inc.	6,500	379,340
	Voya Financial, Inc.	11,300	454,486
			833,826

	ENERGY (5.7%)
	CONSOL Energy Inc.	21,600	365,904
	EQT Corporation	9,400	569,922
	Noble Energy, Inc.	15,800	628,208
	Range Resources Corporation	11,986	387,627
	TechnipFMC plc *	11,247	378,124
			2,329,785

	FOOD, BEVERAGE & TOBACCO (4.3%)
	ConAgra Foods Inc.	8,677	339,184
	Dr Pepper Snapple Group, Inc.	4,900	446,880
	The JM Smucker Company	3,036	412,441
	Lamb Weston Holdings, Inc.	2,892	108,045
	Molson Coors Brewing Company - Class B	4,450	429,514
			1,736,064

HEALTH CARE EQUIPMENT & SERVICES (8.8%)
AmerisourceBergen Corporation	5,600	488,768
Centene Corporation *	6,900	436,563
Cigna Corporation	2,600	380,172
Humana, Inc.	2,700	535,950
Laboratory Corporation of America Holdings *	5,120	687,155
Zimmer Biomet Holdings, Inc.	8,750	1,035,388
		3,563,996

INSURANCE (3.1%)
Assurant, Inc.	4,600	446,798
Everest Re Group, Ltd.	1,700	373,881
The Hartford Financial Services Group, Inc.	9,300	453,003
		1,273,682

MATERIALS (9.5%)
AptarGroup, Inc.	4,400	321,068
Ball Corporation	7,050	537,633
Martin Marietta Materials, Inc.	2,900	665,840
The Mosaic Company	11,300	354,481
Owens-Illinois, Inc. *	20,948	395,917
PPG Industries, Inc.	4,010	401,040
The Scotts Miracle-Gro Company - Class A	4,585	421,683
The Sherwin-Williams Company	2,500	759,525
		3,857,187

MEDIA (1.1%)
CBS Corporation - Class B	7,100	457,879

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1.3%)
Jazz Pharmaceuticals Public Limited Company *	4,300	524,256

REITS (6.9%)
Brixmor Property Group, Inc.	24,400	588,772
Crown Castle International Corp.	11,600	1,018,828
Omega Healthcare Investors, Inc.	18,300	586,881
Welltower Inc.	8,800	583,440
		2,777,921

RETAILING (5.9%)
AutoNation, Inc. *	10,050	533,856
AutoZone, Inc. *	400	289,992
Foot Locker, Inc.	8,600	589,444
Ross Stores, Inc.	9,100	601,601
Tractor Supply Company	5,000	368,350
		2,383,243

SOFTWARE & SERVICES (11.8%)
Alliance Data Systems Corporation	3,500	799,330
CA, Inc.	11,600	362,732
Cadence Design Systems, Inc. *	17,900	465,937
Check Point Software Technologies Ltd. *	5,050	498,789
DST Systems, Inc.	3,250	374,237
Fidelity National Information Services, Inc.	7,800	619,476
Intuit Inc.	5,100	604,758
PayPal Holdings, Inc. *	13,700	544,986
Sabre Corporation	21,500	526,750
		4,796,995

TECHNOLOGY HARDWARE & EQUIPMENT (2.2%)
Arrow Electronics, Inc. *	6,500	477,880
NetApp, Inc.	11,250	431,100
		908,980

TELECOMMUNICATION SERVICES (1.3%)
Telephone and Data Systems, Inc.	16,800	514,920

TRANSPORTATION (3.4%)
Old Dominion Freight Line, Inc. *	8,300	732,724
Southwest Airlines Co.	12,100	632,951
		1,365,675

UTILITIES (7.0%)
Alliant Energy Corporation	14,000	527,100
Ameren Corporation	11,300	594,945
CMS Energy Corporation	13,050	555,930
DTE Energy Company	5,200	512,928
National Fuel Gas Company	11,900	668,185
		2,859,088

Total Common Stocks	(Cost $33,001,003)	39,992,052

Total Investments	98.5%	(Cost $33,001,003)	$39,992,052
Other Assets, Less Liabilities	1.5%		601,051
Total Net Assets:	100.0%		$40,593,103

*	Non-Income Producing Securities
ADR -	American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows^:

Cost of Investments	33,001,003
Gross unrealized appreciation	7,352,747
Gross unrealized depreciation	(361,698)
Net unrealized appreciation	6,991,049

^ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2017 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2017 all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2017, in valuating the Fund's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$676,260	$–	$–	$676,260
Banks	1,596,898	–	–	1,596,898
Capital Goods	3,253,020	–	–	3,253,020
Commercial & Professional Services	619,926	–	–	619,926
Consumer Durables & Apparel	2,118,025	–	–	2,118,025
Consumer Services	1,544,426	–	–	1,544,426
Diversified Financials	833,826	–	–	833,826
Energy	2,329,785	–	–	2,329,785
Food, Beverage & Tobacco	1,736,064	–	–	1,736,064
Health Care Equipment & Services	3,563,996	–	–	3,563,996
Insurance	1,273,682	–	–	1,273,682
Materials	3,857,187	–	–	3,857,187
Media	457,879	–	–	457,879
Pharmaceuticals, Biotechnology & Life Sciences	524,256	–	–	524,256
REITS	2,777,921	–	–	2,777,921
Retailing	2,383,243	–	–	2,383,243
Software & Services	4,796,995	–	–	4,796,995
Technology Hardware & Equipment	908,980	–	–	908,980
Telecommunication Services	514,920	–	–	514,920
Transportation	1,365,675	–	–	1,365,675
Utilities	2,859,088	–	–	2,859,088
Total Common Stocks	$39,992,052	$–	$–	$39,992,052

Total Investments	$39,992,052	$–	$–	$39,992,052

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. In addition, no transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title)  /s/ Stathy M. White
  Stathy M. White
  President (Principal Executive Officer)

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Stathy M. White
  Stathy M. White
  President (Principal Executive Officer)

Date  March 28, 2017

By (Signature and Title)  /s/ David M. Sullivan II
  David M. Sullivan II
  Treasurer (Principal Financial Officer)

Date  March 24, 2017